Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	¥ 2,542,795	¥ 2,742,424
Restricted cash	168,630	27,198
Term deposits	160,089	133,350
Short-term investments		182,313
Accounts receivable, net	67,776	27,237
Inventories	10,517,193	5,081,601
Prepaid expenses, net	647,534	638,894
Other current assets, net	185,350	59,082
Current assets of discontinued operations	10,600	51,748
Total current assets	14,299,967	8,943,847
Non-current assets
Restricted cash, non-current	76,578	76,095
Long-term deposits	30,511	78,712
Long-term investments, net	413,805	123,824
Property, plant and equipment, net	10,231,057	8,354,631
Solar power systems, net	361,422
Intangible assets, net	194,361	63,860
Goodwill	727,701	417,897
Operating lease right-of-use assets	2,597,500	2,582,861
Finance lease right-of-use assets	11,396	6,142
Other assets, net	848,676	636,315
Non-current assets of discontinued operations		179,795
Total non-current assets	15,493,007	12,520,132
TOTAL ASSETS	29,792,974	21,463,979
Current liabilities
Accounts payable	419,058	134,822
Accrued liabilities	159,533	48,802
Short-term loans	697,179	1,447,746
Current portion of long-term loans	1,030,850	677,919
Current portion of long-term bonds	126,525	154,089
Deferred revenue	228,426	94,376
Income tax payables	431,418	133,937
Operating lease liabilities, current	427,856	423,464
Finance lease liabilities, current	4,821	2,177
Other current liabilities	1,603,498	1,030,993
Current liabilities of discontinued operations	3,308
Total current liabilities	5,132,472	4,148,325
Non-current liabilities
Long-term loans	15,257,106	8,797,321
Long-term bonds	205,769	334,231
Operating lease liabilities, non-current	2,175,786	2,165,558
Finance lease liabilities, non-current	6,795	4,106
Other liabilities	448,356	372,694
Non-current liabilities of discontinued operations		59,408
Total non-current liabilities	18,093,812	11,733,318
TOTAL LIABILITIES	23,226,284	15,881,643
EQUITY
Capital stock (900,000 and 10,000,000 shares authorized, 239,489 and 237,889 shares issued and outstanding as of December 31, 2022 and 2021, respectively, with no stated value)	161,580	155,000
Capital surplus	2,987,795	2,709,808
Retained earnings	2,767,001	2,383,940
Total SYLA Technologies Co., Ltd.’s equity	5,916,376	5,248,748
Noncontrolling interests	650,314	333,588
TOTAL EQUITY	6,566,690	5,582,336
TOTAL LIABILITIES AND EQUITY	¥ 29,792,974	¥ 21,463,979